Investment in an Equity Investee (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020
Investment in an Equity Investee (Textual)
Investments aggregating value	$ 210,000	$ 210,000
Equity investee incurred operating expenses and net loss	$ 43,618
Minimum [Member]
Investment in an Equity Investee (Textual)
Unrelated third party invested capital of interest		30.00%
Equity interest percentage		49.00%
Maximum [Member]
Investment in an Equity Investee (Textual)
Unrelated third party invested capital of interest		70.00%
Equity interest percentage		51.00%